Financial Instruments and Risk Management - Disclosure of detailed information about contractual maturities of financial liabilities (Details)	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)	Nov. 12, 2020 CAD ($)	Nov. 12, 2020 USD ($)
Disclosure of maturity analysis for derivative financial liabilities [line items]
Accounts payable and accrued liabilities	$ 1,029,726	$ 708,563
Promissory note				$ 47,299	$ 37,149
CEBA loan payable	40,956	34,255
Preference shares	689,290	611,386	$ 517,773
Put liability	1,370,038	1,113,853
Royalty Payable	1,901,547	$ 1,901,547
Total	27,062,354
Within 1 year [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Accounts payable and accrued liabilities	1,029,726
Within 2 to 5 years [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
CEBA loan payable	40,956
Preference shares	927,935
Greater than 5 years [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Put liability	3,393,337
Royalty Payable	$ 21,670,400